Net financial income (loss)	12 Months Ended
Dec. 31, 2023
Income, expense, gains or losses of financial instruments [abstract]
Net financial income (loss)	Net financial income (loss)

	For the years ended December 31,
(in thousands of euros)	2023	2022	2021
Income from cash and cash equivalents	1,217	256	—
Foreign exchange gains	785	3,277	6,347
Other financial income	—	—	13
Total financial income	2,002	3,533	6,360
Interest cost	(7,779)	(5,599)	(383)
EIB debt valuation impact	285	(6,855)	—
Lease debt interests	(203)	(238)	(288)
Losses on fair value variation	(4,230)	—	—
Foreign exchange losses	(2,877)	(1,171)	(109)
Total financial expenses	(14,803)	(13,863)	(780)
Net financial income (loss)	(12,801)	(10,329)	5,580
Interest cost
For the year ended December 31, 2023, interest cost amounts to €7.8 million, mainly due to interest costs on the EIB loan (see Note 12.1 Conditional advances, bank loan and loan granted by public authorities) which consists of fixed and variable rate interests of €1.6 million and €5.9 million respectively.
For the year ended December 31, 2022, interest cost amounts to €5.6 million, mainly due to interest costs on the EIB loan (see Note 12.1 Conditional advances, bank loan and loan granted by public authorities) which consists of fixed and variable rate interests of €1.6 million and €3.7 million respectively.
For the year ended December 31, 2021, interest cost was a net amount of €383 thousands, mainly due to the EIB loan interest and discounting impact (see Note 12.1 Conditional advance, bank loan and loans from government and public authorities) which was a net income of €4.2 million in 2021 as a result of the EIB royalties sales reforecast catch up effect and the accretion of the debt cost, offset by €1.8 million impact of EIB fixed interest cost.
IFRS 9 debt valuation impact
In the course of the year 2023, following the execution of the license agreement with Janssen (see Note 4.1 - Janssen Agreement), the Company reassessed the present value of estimated discounted future cash flows using the initial discount rate of 21.3%. Consequently, the Company recorded a catch-up adjustment to the debt through profit and loss for an amount of €0.3 million,

For the year ended December 31, 2022, the financial loss of €6.9 million relates to the difference between the carrying amount of the financial liability extinguished (€27.5 million) and the fair value of the new financial liability (€34.4 million) in connection with execution of the Amendment Agreement with EIB. (See Note 12)

Losses on fair value variation
In connection with the equity investments from JJDC (see Note 15 – Revenues and other income and Note 10 – Share Capital), the Company recorded a fair value loss of €4.2 million. Since the Initial Tranche was to be settled at a future date, required no initial investment from JJDC and had a value varying in response to the change in the Company’s share price and created an exposure to foreign currency risk as the exercise price was set in U.S. dollars, this initial tranche resulted in the recognition of a derivative measured at fair value until its settlement. The financial expense represents the loss from the change in fair value of the derivative arising from the first tranche of the equity investment and is due to the significant change in share price between the signing date of the agreement and the settlement date of the transaction. As of December 31, 2023 as the transaction has been settled, no derivative liability is recorded.
Foreign exchange gains and losses
In 2023, the Company incurred net foreign exchange losses of €2.1 million, compared to net foreign exchange gains of €2.1 million as of December 31, 2022. The exchange losses are related to HSBC bank accounts denominated in
U.S. dollars and unfavorable trends on the $/€ foreign exchange rate. Some increases in foreign exchange losses have been due to short-term USD deposits and on USD equity raise operations recorded in 2023.
In 2022, the Company had net foreign exchange gains of €2.1 million compared to €6.1 million as of December 31, 2021. Exchange gains relate to an HSBC bank account denominated in U.S. dollars.